CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Mar. 31, 2024	Jan. 04, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Par value	$ 0.001	$ 0.0001	$ 0.001
Number of shares authorised	50,000,000		50,000,000
Number of shares issued	2,573,903		1,554,709
Number of shares outstanding	2,573,903		1,554,709